Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Basis of presentation
2.1	Basis of presentation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for the years presented.

Basis of consolidation
2.2	Basis of consolidation
The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and VIEs’ subsidiaries in which it has a controlling financial interest. The results of the subsidiaries, VIEs and VIEs’ subsidiaries are consolidated from the date on which the Company obtained control and continue to be consolidated until the date that such control ceases.
The Group has adopted the guidance codified in Accounting Standards Codification (“ASC”) 810, Consolidation, on accounting for VIE, which requires certain variable interest entity to be consolidated by the primary beneficiary in which it has a controlling financial interest. A VIE is an entity with one or more of the following characteristics: (a) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional financial support; (b) as a group, the holders of the equity investment at risk lack the ability to make certain decisions, the obligation to absorb expected losses or the right to receive expected residual returns, or (c) an equity investor has voting rights that are disproportionate to its economic interest and substantially all of the entity’s activities are on behalf of the investor. In determining whether the Group is the primary beneficiary, the Group considers if the Group (1) has power to direct the activities that most significantly affect the economic performance of the VIE, and (2) receives the economic benefits of the VIE that could be significant to the VIE. If deemed the primary beneficiary, the Group consolidates the VIE.
All intercompany balances and transactions between the Group, its subsidiaries, VIEs and VIEs’ subsidiaries have been eliminated in consolidation.

VIE Arrangements
Due to PRC laws and regulations that impose certain restrictions or prohibitions on foreign equity ownership of entities providing value-added telecommunications services and certain financial services, the Group operates its websites and other restricted businesses in the PRC through certain PRC domestic companies, whose equity interests are held by certain shareholders or affiliates of the Company or other group entities (“Nominee Shareholders”). Since the Company does not have any equity interests in VIEs, in order to exercise effective control over their operations, the Company, through its wholly owned subsidiaries, Jiangsu Yunmanman, FTA Information and Yixing Manxian (collectively, the “WFOE”), entered into a series of contractual arrangements with its VIEs and their shareholders, pursuant to which the Company is entitled to receive effectively all economic benefits generated from the VIEs and their shareholders’ equity interests in them.
Prior to the fourth quarter of 2021, our Group VIEs were Shanghai Xiwei Information Consulting Co., Ltd., Beijing Manxin Technology Co., Ltd (formerly known as Beijing Yunmanman Technology Co., Ltd.), and Guizhou FTA. In the fourth quarter of 2021, in order to enhance corporate governance, the Company underwent a reorganization of the holding structure of its onshore subsidiaries and the consolidated affiliates, or the Reorganization. The Reorganization mainly involved (i) changing the Group VIEs and (ii) changing certain subsidiaries of the Group VIEs to wholly-owned or partly-owned subsidiaries of the Company, to the extent permitted under the relevant PRC laws and regulations. The Reorganization was completed on January 1, 2022.
On May 24, 2022, Manyun Cold Chain, a former subsidiary of Manyun Software became a VIE controlled by a new WOFE, Yixing Manxian, a subsidiary of the Company established during the second quarter of 2022, through a series of contractual arrangements entered among Yixing Manxian, Manyun Cold Chain and its shareholders.
Currently, the Group VIEs are (i) Manyun Software, (ii) Shan’en Technology, and (iii) Manyun Cold Chain.
The reorganization under common control has no impact on the Company’s consolidated financial information.
Below is a summary of the series of contractual arrangements entered among (i) FTA Information, Shan’en Technology and its shareholders, (ii) Jiangsu Yunmanman, Manyun Software and its shareholders, and (iii) Yixing Manxian, Manyun Cold Chain and its shareholders.
Equity Interest Pledge Agreement
Under the equity interest pledge agreements entered between the WFOE and the shareholders of the VIE, the shareholders pledged all of their equity interests in the VIE to guarantee their performance of their obligations under the exclusive option agreement, exclusive service agreement and power of attorney. If the shareholders of the VIE breach their contractual obligations under the VIE arrangement, the WFOE, as the pledgee, will have the right to dispose the pledged equity interest pursuant to the PRC law. The shareholders of the VIE have not placed any security interests or allowed any encumbrance on the pledged equity interests. The equity interest pledge agreement remains effective until the shareholders of the VIE have fully performed their obligations and repaid their consulting and service fees under the relevant contractual agreements. During the equity pledge period, the WFOE is entitled to all dividends and other distributions generated by the VIE.
Exclusive Option Agreement
Pursuant to the exclusive option agreements entered into among the WFOE, the VIE and the VIE’s shareholders, the VIE’s shareholders irrevocably grant the WFOE or its designated representatives an exclusive option to purchase, to the extent permitted under the PRC law, all or part of the equity interest of the VIE. The exercise price shall be the lowest price as permitted by the applicable PRC law at the time of the transfer of the optioned interest. Without the WFOE’s written consent, the VIE and its shareholders may not sell, transfer, mortgage, or otherwise dispose of in any manner any assets, or legal or beneficial interest in the business or revenues, or allow the encumbrance thereon of any security interest. These agreements will remain effective until all equity interests of the VIE held by its shareholders and all of the VIE’s assets have been transferred or assigned to the WFOE or its designated entities or persons.

Exclusive Service Agreement
Under the exclusive service agreement entered between the WFOE and the VIE, the VIE appoints the WFOE as its exclusive services provider with business support and technical and consulting services. The VIE shall not accept any consultations or services provided by any third party, and shall not cooperate with any third party. The VIE agrees to pay the WFOE a service fee for services performed, which shall be substantially all of the VIE’s profit before tax. The exclusive service agreement remains effective unless terminated by the WFOE.
Power of Attorney
Pursuant to the power of attorney, each shareholder of the VIE has irrevocably authorized the WFOE to exercise the following rights relating to all equity interests held by such shareholder in the VIE during the term of the power of attorney: to act on behalf of such shareholder as its exclusive agent and attorney with respect to all matters concerning its shareholding in the VIE according to the applicable PRC laws and the VIE’s articles of association, including without limitation to: (i) exercising all the shareholder’s voting rights, including but not limited to designating and appointing the directors of the VIE; (ii) asset transfer, capital reduction and capital increase of the VIE; and (iii) other decisions that would have a material effect on the VIE’s assets and operations.
Spousal Consent Letters
Pursuant to the respective spousal consent letters, each of the spouses of the applicable individual shareholders of the VIE acknowledge and confirm the execution of the relevant exclusive service agreement, equity pledge agreement, power of attorney, and exclusive option agreement and irrevocably agrees that they have rights or obligations under these agreements. In addition, each of them agrees not to assert any rights over the equity interest in the VIE held by their respective spouses or over the management of the VIE. In addition, in the event that any of them is required to enter into any agreements related to the equity interest in the VIE held by their respective spouses or the performance of the above mentioned VIE agreements for any reason, such spouses agree to authorize their respective spouses to enter into such agreements.
Risks in relation to the VIE structure
The Company believes that the contractual arrangements amongst the WFOEs, the VIEs and their respective shareholders are in compliance with the PRC law and are legally enforceable. The shareholders of the VIEs are also shareholders or affiliates of shareholders of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, the VIEs and their shareholders may fail to take certain actions required for the Company’s business or to follow the Company’s instructions despite their contractual obligations to do so. Furthermore, if the VIEs or their shareholders do not act in the best interests of the Company under the contractual arrangements and any dispute relating to these contractual arrangements remains unresolved, the Company will have to enforce its rights under these contractual arrangements through the operations of PRC law and courts and therefore will be subject to uncertainties in the PRC legal system. All of these contractual arrangements are governed by PRC law and provided for the resolution of disputes through arbitration in the PRC. Accordingly, these contracts would be interpreted in accordance with PRC law and any disputes would be resolved in accordance with PRC legal procedures. As a result, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements, which may make it difficult to exert effective control over the VIEs, and its ability to conduct the Company’s business may be adversely affected.
The following amounts and balances of the consolidated VIEs were included in the Group’s consolidated financial statements after the elimination of intercompany balances and transactions.

	As of December 31,
	2022	2023
	RMB	RMB
ASSETS
Cash and cash equivalents	2,474,166	2,617,594
Restricted cash—current	12,095	13,801
Accounts receivable, net of allowance	8,577	12,088
Prepayments and other current assets	1,604,354	1,501,233
Restricted cash—non-current	—	10,000
Property and equipment, net	18,449	14,422
Long-term investments	—	228,400
Intangible assets, net	106,928	95,517
Goodwill	283,256	283,256
Deferred tax assets	6,570	786
Operating lease right-of-use assets and land use rights	74,820	82,120
Other non-current assets	5,960	3,482

TOTAL ASSETS	4,595,175	4,862,699

LIABILITIES
Accounts payable	6,374	7,179
Prepaid for freight listing fees and other service fees	436,806	506,423
Income tax payable	8,082	3,032
Other tax payable	682,030	731,284
Operating lease liabilities — current	39,649	34,867
Accrued expenses and other current liabilities	883,965	1,113,559
Deferred tax liabilities	23,358	20,333
Operating lease liabilities — non-current	34,036	46,395
Other non-current liabilities	—	22,950

TOTAL LIABILITIES	2,114,300	2,486,022

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net Revenues	4,611,044	5,648,742	5,817,440
Net income	920,960	1,779,515	1,080,640
Net cash (used in) provided by operating activities (1)	(286,501)	615,584	137,792
Net cash used in investing activities	(815,721)	(69,854)	(240,125)
Net cash provided by (used in) financing activities	42,100	(9,000)	—

(1)	It includes cash flows used in intercompany operating activities of RMB 76,198, RMB 2,316,618 and RMB 1,703,166 for the years ended December 31, 2021, 2022 and 2023, respectively.
The VIEs contributed 99%, 84% and 69% of the Group’s consolidated net revenues for the years ended December 31, 2021, 2022 and 2023, respectively. As of December 31, 2022 and 2023, the VIEs accounted for 13% and 12% of the consolidated total assets, and 73% and 72% of the consolidated total liabilities, respectively.
There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Group or its subsidiaries to provide financial support to the VIEs. However, if the VIEs were ever to need financial support, the Group or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs.
The Group believes that there are no assets held in the consolidated VIEs that can be used only to settle obligations of the VIEs, except for the assets of the consolidated trusts presented below. As the consolidated VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Group for any of the liabilities of the consolidated VIEs.
Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of their paid-in
capital, additional
paid-in
capital and PRC statutory reserve, to the Group in the form of loans and advances or cash dividends.

Consolidated Trusts
2.3	Consolidated Trusts
Loans funded by the institutional funding partners in the Group’s loan facilitation business were typically disbursed to the borrowers directly from such partners. However, due to the need of certain institutional funding partners, loans from such funding partners were funded and disbursed indirectly through trusts. The trusts were invested by the Group and third-party trust companies. In March 2022, the Group terminated the consolidated trusts and assumed all liabilities in the trusts.
The borrowers were charged interests by the trusts. The Group determined that the residual profit or the guarantee represented a variable interest in the trusts through which the Group had the right to receive benefits or the obligation to absorb losses from the trusts that could potentially be significant to the trusts. As the trusts only invested in loans facilitated by the Group and the Group continued to service the loans post origination through a service agreement and had the ability to direct default mitigation activities, the Group had the power to direct the activities of the trusts that most significantly impact the economic performance of the trusts. As a result, the Group was considered the primary beneficiary of the trusts and consolidated the trusts’ assets, liabilities, results of operations and cash flows. There were no terms in any arrangements, considering both explicit arrangements and implicit variable interests that required the Company to provide financial support to the consolidated trusts. The assets of the consolidated trusts can only be used to settle the obligations of the consolidated trusts.
For the years ended December 31, 2021 and 202
2
, the provision for loan losses of RMB21 million
 and
RMB7 million was charged to the consolidated statements of operations and comprehensive (loss) income, respectively.

The following financial statement amounts of the consolidated trusts were included in the consolidated information of VIEs presented above and in the accompanying consolidated financial statements after elimination of intercompany transactions and balances. There’s no balance as of December 31, 2023 and December 31, 2022 since all trusts were terminated in March 2022.

	Years ended December 31,
	2021	2022
	RMB	RMB

Net revenues	104,061	25,996
Net income	22,838	16,808

	Years ended December 31,
	2021	2022
	RMB	RMB

Net cash (used in) provided by operating activities	(13,793)	5,115
Net cash used in financing activities	(31,400)	—
The consolidated trusts contributed 2% and 0%
of the Group’s
consolidated
revenue for the years ended 2021 and 2022, respectively.

Use of estimates
2.4	Use of estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, the Group’s management reviews these estimates based on information that is currently available. Changes in facts and circumstances may cause the Group to revise its estimates. Significant accounting estimates reflected in the Group’s financial statements include valuation of or
d
inary shares prior to the completion of USIPO.

Functional currency and foreign currency translation
2.5	Functional currency and foreign currency translation
The Group uses Renminbi as its reporting currency. The functional currency of the Company is the United States dollar (“US$” or “USD”). The functional currency of the Company’s subsidiaries, VIEs and VIEs’ subsidiaries is RMB or USD as determined based on the economic facts and circumstances.
Transactions denominated in other than the functional currencies are re-measured
into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are re-measured
at the balance sheet date exchange rate. The resulting exchange differences are included in foreign exchange (loss) gain of the statements of operations and comprehensive (loss) income.
Assets and liabilities of the Company and its subsidiaries with functional currency other than RMB are translated into RMB at fiscal year-end
exchange rates. Equity accounts other than earnings generated in current period are translated into RMB at the appropriate historical rates. Income and expense items are translated at average exchange rates during the fiscal year. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as a component of other comprehensive (loss) income.

Cash and cash equivalents
2.6	Cash and cash equivalents
Cash and cash equivalents primarily consist of cash on hand and cash in bank which is highly liquid and unrestricted as to withdrawal and use.
Restricted cash
2.7	Restricted cash
The Group’s restricted cash mainly consists of deposit pledged to commercial banks for payment channels, credit solutions and ETC service. Restricted cash with remaining term over one year is recorded in non-current restricted cash while others is included in current restricted cash.

Short-term investments
2.8	Short-term investments
Short-term investments include (i) wealth management products issued by investment banks with maturities within one year; (ii) exchange traded fund products; (iii) time deposits with original maturities longer than three months but less than one year. The Group records exchange traded fund products and wealth management products at fair value at each reporting period end. Changes in fair values are included in unrealized gains (losses) from fair value changes of investments and derivative assets in the consolidated statements of operations and comprehensive (loss) income. The unrealized gains (losses) will be recorded as investment incomes (losses) when the investments are disposed.

Accounts receivable, net
2.9	Accounts receivable, net
Accounts receivable mainly consists of amounts due from the Group’s customers, which are recorded net of allowance for credit losses. From January 1, 2022, the Group adopted Accounting Standards Update
No. 2016-13,
Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASC 326”) using the modified retrospective transition method. ASC 326 replaces the incurred loss impairment model with a forward-looking current expected credit loss (“CECL”) methodology, which results in more timely recognition of credit losses. The Group has developed a CECL model based on historical experience, the age of the accounts receivable balances, credit quality of its customers, forecasts of future economic conditions, and other factors that may affect its ability to collect from customers. The cumulative effect from the adoption as of January 1, 2022 was immaterial to the consolidated financial statements.

Loans receivable, net
2.10	Loans receivable, net
Loans receivable represents loans provided directly by the Group or through the consolidated trusts and the related accrued interests. Loans receivable is reduced by a valuation allowance estimated as of the balance sheet date.
The allowance for loan losses is determined at a level believed to be reasonable to absorb probable losses inherent in each of the portfolios as of the balance sheet date. The portfolios are determined based on the loan type, the term of the loan, and the repayment schedule. The allowance is estimated for each portfolio based on an assessment of various factors such as historical delinquency rate, size, and other risk characteristics of the portfolio. From January 1, 2022, the Group adopted ASC 326 using the modified retrospective transition method. The cumulative effect from the adoption as of January 1, 2022 was immaterial to the consolidated financial statements.
The Group writes off loans receivable with a corresponding reduction of the allowance for loans receivable when the loan principal and interest are deemed to be uncollectible.

Property and equipment, net
2.11	Property and equipment, net
Property and equipment is stated at cost less accumulated depreciation and impairment. Property and equipment is depreciated at rates sufficient to write off its costs less impairment and residual value, if any, over the estimated useful lives on a straight-line basis. The estimated useful lives are as follows:

Category	Estimated useful lives
Office building	44 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	4 years
Leasehold improvement	Over the shorter of the expected useful life or the lease term
Repairs and maintenance costs are charged to operating expenses as incurred, whereas the costs of renewals and betterment that extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in other income or expenses of the consolidated statements of operations and comprehensive (loss) income.

Intangible assets, net
2.12	Intangible assets, net
Intangible assets purchased are recognized and measured at cost upon acquisition.
Following the initial recognition, intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses. The identifiable intangible assets acquired are amortized on a straight-line basis over the respective useful lives as follows:

The identifiable intangible assets	Amortization Years
Software	5 to 8
Trademarks	5 to 15
Platform	5
Customer relationship	10
Non-compete commitment	8

Goodwill
2.13	Goodwill
Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired as a result of the Group’s acquisitions. The Goodwill is not amortized but is reviewed at least annually for impairment or earlier, if any indication of impairment exists.
Under U.S. GAAP, the Group has the option to choose whether it will apply the qualitative assessment first and then the quantitative assessment, if necessary, or to apply the quantitative assessment directly. If the Group chooses to apply a qualitative assessment first, it starts the goodwill impairment test by assessing qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the Group determines that it is more likely than not the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. A goodwill impairment will be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill.
Application of a goodwill impairment test requires significant management judgments, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit.

Long-term investments
2.14	Long-term investments

The Group’s long-term investments include (i) equity method investments; (ii) investments in equity securities without readily determinable fair values;(iii) Investments in debt securities, (iv)long-term time deposits and (v)wealth management products with maturities more than one year.

(i)	Equity method investments
The Group accounts for common stock or common-stock-equivalent equity investments in entities over which it has significant influence but does not own a majority voting interest or otherwise control using the equity method. The Group generally considers an ownership interest of 20% or higher represents significant influence. Under the equity method, the Group’s shares of the post-acquisition profits or losses of the investees are recognized in the consolidated statements of operations and comprehensive (loss) income and its shares of post-acquisition movements in other comprehensive income are recognized in other comprehensive income. When the Group’s shares of losses in an investee equals or exceeds its carrying amount of the investment in the investee, the Group does not recognize further losses, unless the Group has guaranteed the obligations of the investee or is otherwise committed to provide further financial support to the investee. An impairment loss is recorded when there has been a loss in value of the investment that is other than temporary.

(ii)	Investments in equity securities without readily determinable fair values
The Group has elected to measure the investments in equity securities without readily determinable fair values at cost minus impairment, if any, adjusted up or down for observable price changes (i.e., prices in orderly transactions for the identical or similar investment of the same issuer). Any adjustment to the carrying amount is recorded in net income. At each reporting period end, the Group will make a qualitative assessment considering impairment indicators to evaluate whether any of these investments is impaired. If the assessment indicates that the fair value of an investment is less than the carrying value, the investment in equity securities will be written down to its fair value, with the difference between the fair value of the investment and its carrying amount as an impairment loss.

(iii)	Investments in debt securities
Investments in debt securities consist of investments in preferred shares issued by private companies that are redeemable at the Group’s option with no contractual maturity date. The investments are accounted at fair value, with unrealized gains or losses, net of taxes recorded in accumulated other comprehensive income or loss. Credit-related impairment is measured as an allowance on the balance sheet with a corresponding adjustment to earnings. The allowance should not exceed the amount by which the amortized cost basis exceeds fair value.
For long-term investments acquired through nonmonetary transaction, the Group initially measures the acquired investments at the fair value of the assets surrendered to obtain it or the fair value of the investments received if that fair value is more clearly evident than the fair value of the assets surrendered. A gain or loss is recognized on the exchange at an amount equal to the difference of the carrying amount of the assets surrendered and the initially cost of the investments.

(iv)	Long-term time deposits
Long-term time deposits represent deposits placed with commercial banks with maturities more than one year. The Group accounts for the long-term time deposits at amortized cost less allowance for credit losses, with interests recognized as “interest income” in the consolidated statements of operations and comprehensive (loss) income over the expected lifetime of the time deposits using the effective interest method.

(v)	Wealth management products
The wealth management products consist of product issued by commercial bank and other financial institutions with maturities greater than one year. The Group elected the fair value method at the date of initial recognition. Changes in the fair value of these investments are reflected on the consolidated statements of comprehensive income (loss) as fair value changes in investments.

Other non-current assets
2.15	Other non-current assets
Other non-current assets mainly consist of long-term prepayments for property and equipment, long-term deposits and long-term interest receivable.
Fair value measurement
2.16	Fair value measurement

Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it transacts and considers assumptions that market participants use when pricing the asset or liability.
The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The hierarchy is as follows:
Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2: Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.
Level 3: Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.
The fair value guidance describes three main approaches to measure the fair value of assets and liabilities: market approach, income approach and cost approach.
The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.
When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

Revenue recognition
2.17	Revenue recognition
The Group derives its revenues principally from shippers’ and truckers’ use of the Group’s platforms in connection with freight matching services and value-added services.
Revenues from contracts with customers are recognized when control of the promised goods or services is transferred to the Group’s customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services, after considering reductions by estimates for refund allowances and discount.
VAT is included in revenue on a gross basis as the Group determines that it is the principal of VAT in the PRC, based on the fact that the Group, as a seller of services, is primarily responsible for fulfilling the promise to pay VAT, which equals the sales amount multiplied by the applicable VAT rate, under the PRC Value Added Tax Provisional Regulations and the Pilot Implementation Measures for the Reform of Business Tax to Value-added Tax. The Group is subject to penalty or any other actions taken by tax authorities if it does not pay VAT assessed on its sales activities timely.
For the years ended December 31, 2021, 2022 and 2023, RMB2,620 million, RMB3,551 million and RMB4,173 million of VAT are included in net revenues, respectively, the majority of which was generated from freight brokerage services.
The Group offers various forms of incentives to the platform shippers and truckers, who are both considered the customers of the Group. For incentives which are recorded as reduction of revenue (including deferred revenue, if any), if characterization of those amounts as a reduction of revenue results in negative revenue for a specific customer on a cumulative basis within a given period, the amount of the cumulative shortfall is re-characterized as selling and marketing expense. There is no explicit or implicit service agreements with the respective customer for a future period in relation to the negative amount. Consideration paid to customers is recorded as sales and marketing expenses if the Group receives distinct services in exchange and the consideration paid is at or below the fair value of the service received. For the years ended December 31, 2021, 2022 and 2023,
RMB87,864, RMB785 and RMB63,659
of incentives were recorded in selling and marketing expenses, respectively.
Freight listing services
The Group charges the shippers membership fees for posting orders on the Group’s platforms. Membership fee is prepaid by shippers registered on the Group’s platforms for activating their rights of making orders on the platform. Revenue from membership fee is recognized on a straight-line basis over the term of the membership period or based on the number of orders posted depending on the specific terms in membership agreements.
Freight brokerage services
The Group provides freight brokerage services to shippers registered on its platform, assisting the shippers to identify appropriate truckers and enabling truckers to receive and fulfill on-demand
requests from shippers. As a freight broker, the Group enters into a shipping contract with the shipper and a shipping contract with the trucker matched by the platform or designated by the shipper, as the case may be, to fulfill the shipping order.
The Group concludes that it acts as an agent in the provision of shipping services as it is not responsible for fulfilling the promise to provide the shipping services, nor does the Group have the ability to control the related services. Specifically, the Group does not have the ability to control the shipping services provided by truckers due to: (i) the Group does not pre-purchase
or otherwise obtain control of the truckers’ services prior to their transfer to the shippers; (ii) the Group does not guarantee a shipping order could be taken by a trucker; (iii) the Group cannot direct the truckers to accept, decline or disregard a shipping order. The service fee earned by the Group is the difference between the amount paid by the shipper and the amount earned by the trucker, which are both fixed at the time a transaction is entered into. The revenue is recognized on a net basis at the point of fulfillment of the shipping order as this is when control of the services provided by the Group is transferred to the shipper, considering the shipper has the right to cancel the shipping order at any point as long as the cancellation is agreed by the trucker with no payment to the Group, and the Group would need to reperform substantially all the activities completed prior to the cancellation if it is to fulfill the remaining performance obligation to the shipper, and the fulfillment of a shipping order generally takes no greater than three days.
Transaction commission
The Group charges commissions from truckers when they take orders originating from certain cities. The commission fee charged for an order is computed based on the shipping fee of such shipping order. The commission is recognized as revenue upon the shipper and the trucker reach an agreement.
Credit solutions
The Group provides loans using its own fund or through the consolidated trusts to the shippers and truckers registered on the Group’s platform to cater to their essential needs and increase their stickiness and engagement on the Group’s platform. The Group recognizes the fees and interests charged to the borrowers as “credit solutions revenue” over the lifetime of the loans using the effective interest method.

Other value-added services
Other services provided by
the
Group mainly comprise agency services provided to insurance companies, highway authorities, gas station operators and automakers and dealers in their businesses to meet various needs of shippers and truckers. Revenue is recognized when service is rendered.
Multiple performance obligations
When certain service contracts are combined as one arrangement for revenue recognition purposes and the entire arrangement contains more than one performance obligation, the Group allocates the total transaction price to each performance obligation in an amount based on the relative standalone selling prices of the promised services underlying each performance obligation. In these instances, as the Group frequently sells each type of service with observable standalone selling prices, the observable standalone sales are used to determine the standalone selling price of each performance obligation.
Disaggregation of revenues
For the years ended December 31, 2021, 2022 and 2023, all of the Group’s revenues were generated in the PRC. The disaggregated revenues by revenue streams and timing of transfer of services were as follows:

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Freight matching services(1)	3,946,882	5,656,651	7,048,830
Freight brokerage-satisfied at a point of time	2,497,779	3,360,313	3,916,409
Freight listings-satisfied over time	753,031	852,380	929,353
Transaction commission-satisfied at a point of time	696,072	1,443,958	2,203,068
Value-added services(1)	710,137	1,076,993	1,387,329
Credit solutions-satisfied over time	520,086	796,356	1,001,892
Other value-added services-satisfied at a point of time	190,051	280,637	385,437

Total net revenues	4,657,019	6,733,644	8,436,159

(1)
RMB2,580 million and RMB40 million, RMB3,490 million and RMB61 million, RMB4,094 million and RMB79 million of net revenues were attributable to VAT for freight matching services and value-added services for the years ended December 31, 2021, 2022, and 2023, respectively. The VAT for freight matching services is primarily related to VAT incurred for freight brokerage services, which is assessed based on the total transaction price with the shipper, including the freight charge paid to the trucker (for which the Group is an agent) and the platform service fee earned by the Group.

Contract balances
Timing of revenue recognition may differ from the timing of invoicing to customers. For certain services, customers are required to pay before the services are delivered.
Accounts receivable represents amounts invoiced and revenues recognized prior to invoicing when the Group has satisfied its performance obligation and has the unconditional right to payment.

Contract liabilities are recognized if the Group receives consideration in advance of performance, which is mainly related to the freight listing services. The Group expects to recognize the majority of this balance as revenue over the next 12 to 24 months. The contract liabilities of the Group as of December 31, 2022 and 2023 are listed in the table below. The Group recognized revenues that were previously deferred as contract liabilities of RMB383,236 and RMB462,080 during the years ended December 31, 2022 and 2023, respectively.

	As of December 31,
	2022	2023
	RMB	RMB
Contract balances—current
Freight listings	435,567	502,787
Others	26,513	46,130
Contract balances —non current
Freight listings	—	22,950

Total contract balances	462,080	571,867

Cost of revenues
2.18	Cost of revenues
Cost of revenues primarily consists of VAT, related tax surcharges and other tax costs, net of the government grants, payroll and related expenses for employees involved in operating the Group’s platforms, technology service fee, and commission fee paid to third party payment platform as well as funding costs related to credit solution services.
VAT cost is primarily related to freight brokerage services, and is assessed based on the total transaction price with the shipper, including the freight charge paid to the trucker (for which the Group is an agent) and the platform service fee earned by the Group. The Group operates its freight brokerage business with the road transportation license obtained from the government, which requires the Group to pay VAT at a rate of approximately 9% pursuant to the relevant VAT regulations for transportation service segment. The Group receives government grants from local financial bureaus as an incentive for developing the local economy and business, which is recorded as a reduction of the VAT cost.
Gross amount of VAT and the government grants from local financial bureaus included in cost of revenues are as the following:

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Gross VAT	3,510,749	4,518,878	5,271,119
Less: government grants	(1,559,814)	(1,979,581)	(2,150,109)

VAT, net	1,950,935	2,539,297	3,121,010

Sales and marketing expenses
2.19 Sales and marketing expenses
Sales and marketing expenses consist of advertising expenses, payroll and related expenses for employees involved in sales and marketing functions and amortization of trademarks. The advertising and marketing expenses amounted to RMB125,507, RMB107,575 and RMB315,716 for the years ended December 31, 2021, 2022 and 2023, respectively.

Research and development expenses
2.20	Research and development expenses

Research and development expenses primarily consist of technology infrastructure expenses related to research and development activities, payroll and related expenses for employees involved in platform development and internal-use
system support, charges for the usage of the server and computer equipment in relation to the research and development activities.

General and Administrative expenses
2.21	General and Administrative expenses
General and administrative expenses primarily consist of compensation costs for executive management and administrative employees, daily operating expenses and allowance for doubtful accounts.

Operating leases
2.22	Operating leases
The Company leases office space and lands in different cities in PRC under operating leases. Effective January 1, 2022, the Company adopted ASU
No. 2016-02
“Leases” (ASC 842) using the modified retrospective approach. The Company elected the transition package of practical expedients permitted within the standard, which allowed it not to reassess initial direct costs, lease classification, or whether any expired or existing contracts prior to January 1, 2022 are or contain leases. The Company also elected the practical expedient not to separate lease and non-lease
components of contracts and the short-term lease exemption for all contracts with lease terms of 12 months or less. Upon the adoption, the Company recognized operating lease right-of-use
(“ROU”) assets of RMB130 million,
and the
 corresponding lease liabilities of RMB 119 million on the consolidated balance sheet, with the difference reclassified from other payable and prepayments. The operating lease ROU assets include adjustments for prepayments and accrued lease payments. The adoption did not impact the Company’s beginning accumulated deficit, or the Company’s prior year financial statements.
Under ASC 842, the Company determines whether an arrangement constitutes a lease and records lease liabilities and right-of-use
assets on its consolidated balance sheet at the lease commencement. The Company measures the operating lease liabilities at the commencement date based on the present value of remaining lease payments over the lease term, which is computed using the Company’s incremental borrowing rate, an estimated rate the Company would be required to pay for a collateralized borrowing equal to the total lease payments over the lease term. The Company measures the operating lease ROU assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Company begins recognizing operating lease expense based on lease payments on a straight-line basis over the lease term when the lessor makes the underlying asset available to the Company. Some of the Company’s lease contracts include options to extend the leases for an additional period which has to be agreed with the lessors based on mutual negotiation. After considering the factors that create an economic incentive, the Company does not include renewal option periods in the lease term for which it is not reasonably certain to exercise. For contracts modified, the Group reassesses whether a contract is or contains a leasing arrangement and re-measures ROU assets and liabilities upon modification of the contract.
There is no private land ownership in China. Companies or individuals are authorized to possess and use the land only through land use rights granted by the PRC government. The Company determines its land use right agreement contains an operating lease of land under ASC 842. The full prepayment for the land use right is recognized as an asset and is amortized using the straight-line method over the lease term of 50 years. The weighted average remaining lease term is 48.4 years as of December 31, 2023. Amortization expense of land use rights for the year
s
ended December 31, 2022 and 2023 amounted to RMB675 and RMB1,012
, respectively
.

Share-based compensation
2.23	Share-based compensation
The Group accounts for share options granted to employees and directors as a lability award or an equity award in accordance with ASC 718, Stock Compensation.
Options granted generally vest upon satisfaction of service conditions over the following several years. They are measured at the grant date and recognized as compensation cost over the vesting periods, with the corresponding credit recorded as additional paid-in
capital (“APIC”). Certain options were subject to an exercisability clause where employees could only exercise vested options upon the occurrence of the public trading of the Company’s ordinary shares, which substantially created a performance condition. The Group did not record any compensation expense for such options before the completion of USIPO.

According to ASC 718, a change in any of the terms or conditions of equity-based awards shall be accounted for as a modification of the award. Therefore, the Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified. For vested options, the Group would recognize incremental compensation cost on the date of modification and for unvested options, the Group would recognize, prospectively and over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award.
Options or similar instruments on shares are classified as liabilities instead of equity if either of the following conditions is met: the underlying shares are classified as liabilities; or the options or similar instruments must be settled in cash or the grantee can require the entity to settle in cash.
The Group measures a liability award under a share-based payment arrangement based on the award’s fair value remeasured at each reporting date until the date of settlement. Compensation costs for each period until settlement are based on the change in the fair value of the instrument at each reporting date.

(Loss) earnings per share
2.24	(Loss) earnings per share
Basic (loss) earnings per share is computed by dividing net (loss) income available to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.
The convertible redeemable preferred shares are participating securities as the preferred shares participate in undistributed earnings on an as-if-converted
basis. Accordingly, the Company uses the
two-class
method of computing earnings per share, whereby undistributed net income is allocated on a pro rata basis to each participating share to the extent that each class may share net income for the period. Undistributed net loss is not allocated to preferred shares because they are not contractually obligated to participate in the loss of the Group.
Diluted (loss) earnings per ordinary share reflects the potential dilution that could occur if securities were exercised or converted into ordinary shares. The Group had convertible redeemable preferred shares, share options and restricted shares, which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted earnings per share, the effect of the convertible redeemable preferred shares is computed using the as-if-converted
method; the effect of the stock options and restricted shares is computed using the treasury stock method. In addition, the Group adjusts its proportionate share of the subsidiaries’ earnings by considering the hypothetical exercise of the stock options issued by subsidiaries and settled in subsidiaries’ common shares in the calculation of income available to ordinary shareholders of the Company used in the diluted earnings per share calculation.

Government grants
2.25	Government grants
Government grants include cash subsidies from local governments that the Group’s entities in the PRC are entitled to receive as incentives for operating business in certain local districts. Such subsidies allow the Group full discretion in utilizing the funds and are used by the Group for general corporate purpose. Cash subsidies are included in other operating income or as a reduction of specific costs and expenses for which the grants are intended to compensate, and are recognized when received or when all relevant requirements have been met based on the Group’s evaluation and it is probable that the grants will be received.

Taxation
2.26	Taxation
The Group is subject to value-added taxes at the rate of 6%, 9% or 13% in PRC. The value-added tax payable is the balance of the taxes the Group is liable for, which is primarily incurred for freight brokerage services and assessed based on the total shipping transaction price, including the freight charge paid to the trucker (for which the Group is an agent) and the platform service fee earned by the Group. The VAT taxes are also from the Group’s sales of other goods or services and primarily levied on the sales price the Group charges for such goods or services at applicable rates. Deductible input taxes that reduce the tax payable are from the Group’s purchases of goods or services and based on the cost and expenses the Group incurs at their applicable rates. The VAT balances are recorded in prepayments and other assets or other tax payable on the consolidated balance sheets.

Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statement, net loss carrying forward and credits. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be received or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the consolidated statement of operations and comprehensive (loss) income in the period of the enactment of the change.

Segment reporting
2.27	Segment reporting
The Group uses management approach to determine operating segment. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making decisions about allocation of resource and assessing performance.
The Group’s CODM has been identified as the Chief Executive Officer who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group. The Group operates and manages its business as a single operating segment.
The Group’s long-lived assets are all located in the PRC and all of the Group’s revenues are derived from the PRC. Therefore, no geographic information is presented.

Comprehensive (loss) income
2.28	Comprehensive (loss) income
Comprehensive (loss) income is defined as the change in equity of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Comprehensive (loss) income is reported in the consolidated statement of operations and comprehensive (loss) income. Accumulated other comprehensive income, as presented on the accompanying consolidated balance sheet consists of accumulated foreign currency translation adjustments.

Recent accounting pronouncements
2.29	Recent accounting pronouncements
Recently issued accounting pronouncements not yet adopted
On November 27, 2023, the FASB issued ASU
2023-07,
under which all public entities that are required to report segment information in accordance with Topic 280 are required to disclose significant segment expenses by reportable segment if they are regularly provided to the CODM and included in each reported measure of segment profit or loss. In addition, the amendments enhance interim disclosure requirements, clarify circumstances in which an entity can disclose multiple segment measures of profit or loss, provide new segment disclosure requirements for entities with a single reportable segment, and contain other disclosure requirements. The purpose of the amendments is to enable “investors to better understand an entity’s overall performance” and assess “potential future cash flows.” The amendments in ASU
2023-07
are effective for all public entities for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Group does not expect the adoption of this ASU has a significant impact on its consolidated financial statements.

On December 14, 2023, the FASB issued ASU
2023-09, which
establishes new income tax disclosure requirements in addition to modifying and eliminating certain existing requirements. The ASU amends ASC
740-10-50-12
to require a public business entity to disclose a reconciliation between the amount of reported income tax expense (or benefit) from continuing operations and the amount computed by multiplying the income (or loss) from continuing operations before income taxes by the applicable statutory federal (national) income tax rate of the jurisdiction (country) of domicile. If the public business entities is not domiciled in the United States, the federal (national) income tax rate in such entity’s jurisdiction (country) of domicile shall normally be used in the rate reconciliation. The amendments prohibit the use of different income tax rates for subsidiaries or segments. Further, public business entities that use an income tax rate in the rate reconciliation that is other than the U.S. income tax rate must disclose the rate used and the basis for using it. The ASU also adds ASC
740-10-50-12A,
which requires entities to annually disaggregate the income tax rate reconciliation between the following eight categories by both percentages and reporting currency amounts: 1. State and local income tax, net of federal (national) income tax effect, 2. Foreign tax effects, 3. Effect of changes in tax laws or rates enacted in the current period, 4. Effect of cross-border tax laws, 5. Tax credits, 6. Changes in valuation allowances, 7. Nontaxable or nondeductible items, 8. Changes in unrecognized tax benefits. Public business entities must apply the ASU’s guidance to annual periods beginning after December 15, 2024. Early adoption is permitted. Entities may apply the amendments prospectively or may elect retrospective application. The Group does not expect the adoption of this ASU has a significant impact on its consolidated financial statements.

Convenience translation
2.30	Convenience translation
The Group’s business is primarily conducted in China and almost all of its revenues are denominated in RMB. However, periodic reports made to shareholders will include current period amounts translated into US dollars using the then current exchange rates, for the convenience of the readers. Translations of the consolidated balance sheet, consolidated statements of operations and comprehensive (loss) income and consolidated statements of cash flows from RMB into US dollars as of and for the year ended December 31, 2023 are solely for the convenience of the readers and were calculated at the rate of
US$1.00=RMB7.0999 representing the noon buying rate set forth in the H.10 statistical release of the U.S as of December 29, 2023.